CREDIT FROM BANKING INSTITUTIONS (Schedule of Short Term Loans) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Short-term loans - linked to the Colombian Pezo	$ 599
Short-term loans - linked to the Mexican Pezo	1,526
Current maturities of long-term loan (note 10B)	8,350
Others	84	48
Credit from banking institutions	$ 10,559	$ 48